Fair Value of Financial Instruments - Financial assets and liabilities accounted for at fair value on a recurring basis by level within the fair value hierarchy (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets and liabilities accounted for at fair value on a recurring basis
Total liabilities at fair value		$ 3.6	$ 1.7	$ 0.8
Total assets at fair value				$ 0.1
Fair value measurement on recurring basis
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	$ 1.6	3.2	1.4
Total non-current liabilities at fair value		0.4	0.3
Total liabilities at fair value	1.6	3.6	1.7
Total current assets at fair value	1.4	0.0	0.0
Total non-current assets at fair value	0.1
Total assets at fair value	1.5	0.0	0.0
Fair value measurement on recurring basis | Foreign currency exchange contracts
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.9	0.1	0.7
Total current assets at fair value	1.3	0.0	0.0
Fair value measurement on recurring basis | Commodity contracts
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.7	3.1	0.7
Total non-current liabilities at fair value		0.4	0.0
Total current assets at fair value	0.1
Total non-current assets at fair value	0.1
Fair value measurement on recurring basis | Level 1
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.0	0.0	0.0
Total non-current liabilities at fair value		0.0	0.0
Total liabilities at fair value	0.0	0.0	0.0
Total current assets at fair value	0.0	0.0	0.0
Total non-current assets at fair value	0.0
Total assets at fair value	0.0	0.0	0.0
Fair value measurement on recurring basis | Level 1 | Foreign currency exchange contracts
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.0	0.0	0.0
Total current assets at fair value	0.0	0.0	0.0
Fair value measurement on recurring basis | Level 1 | Commodity contracts
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.0	0.0	0.0
Total non-current liabilities at fair value		0.0	0.0
Total current assets at fair value	0.0
Total non-current assets at fair value	0.0
Fair value measurement on recurring basis | Level 2
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	1.6	3.2	1.4
Total non-current liabilities at fair value		0.4	0.3
Total liabilities at fair value	1.6	3.6	1.7
Total current assets at fair value	1.4	0.0	0.0
Total non-current assets at fair value	0.1
Total assets at fair value	1.5	0.0	0.0
Fair value measurement on recurring basis | Level 2 | Foreign currency exchange contracts
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.9	0.1	0.7
Total current assets at fair value	1.3	0.0	0.0
Fair value measurement on recurring basis | Level 2 | Commodity contracts
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.7	3.1	0.7
Total non-current liabilities at fair value		0.4	0.0
Total current assets at fair value	0.1
Total non-current assets at fair value	0.1
Fair value measurement on recurring basis | Level 3
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.0	0.0	0.0
Total non-current liabilities at fair value		0.0	0.0
Total liabilities at fair value	0.0	0.0	0.0
Total current assets at fair value	0.0	0.0	0.0
Total non-current assets at fair value	0.0
Total assets at fair value	0.0	0.0	0.0
Fair value measurement on recurring basis | Level 3 | Foreign currency exchange contracts
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.0	0.0	0.0
Total current assets at fair value	0.0	0.0	0.0
Fair value measurement on recurring basis | Level 3 | Commodity contracts
Financial assets and liabilities accounted for at fair value on a recurring basis
Total current liabilities at fair value	0.0	0.0	0.0
Total non-current liabilities at fair value		$ 0.0	$ 0.0
Total current assets at fair value	0.0
Total non-current assets at fair value	$ 0.0